TREASURY STOCK (Details Narrative) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Mar. 11, 2025 USD ($)
TreasuryStockLineItems [Line Items]
Shares repuchased, value	¥ 54,790
Common Stock [Member]
TreasuryStockLineItems [Line Items]
Amount authorized for purchase of shares | $		$ 30.0
Common Stock [Member] | Class A Ordinary Shares [Member]
TreasuryStockLineItems [Line Items]
Shares repuchased, shares | shares	7,014,975
Shares repuchased, value	¥ 54,790